LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases
SCHEDULE OF BALANCE SHEET CLASSIFICATION

Supplemental balance sheet information related to leases was as follows:

	Balance Sheet	December 31,
	Classification	2023	2022
		(in thousands)
Assets
Operating leases	Right-of-use assets	$3,377	$1,816
Finance leases	Right-of-use assets	10,008	8,614
Total assets		$13,385	$10,430

Liabilities
Current liabilities
Operating leases	Current portion of long-term debt	$625	$621
Finance leases	Current portion of long-term debt	1,009	1,380
Total current liabilities		1,634	2,001
Noncurrent liabilities
Operating leases	Long-term debt	2,191	665
Finance leases	Long-term debt	642	235
Total noncurrent liabilities		2,833	900
Total liabilities		$4,467	$2,901

SCHEDULE OF WEIGHTED AVERAGE DISCOUNT RATES OF LEASES	The weighted-average discount rates for the Company’s leases were as follows:
	December 31,
	2023	2022
Operating leases	5.0%	5.0%
Finance leases	7.0%	6.1%

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM	The weighted-average remaining lease term of the Company’s leases were as follows:
	December 31,
	2023	2022
Operating leases	6.5 years	6.4 years
Finance leases	1.4 years	0.8 years

SCHEDULE OF LEASE EXPENSE

The components of lease expense for the year ended December 31, 2023, 2022, and 2021 were as follows:

	December 31,
	2023	2022	2021
	(in thousands)
Operating lease cost	$581	$987	$707
Finance lease cost:
Amortization of right-of-use assets	478	470	466
Interest on lease liabilities	156	190	446
Total lease cost	$1,215	$1,647	$1,619

SCHEDULE OF FUTURE OF LEASE LIABILITIES

As of December 31, 2023, future maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
	(in thousands)
2024	$728	$1,112
2025	601	461
2026	570	98
2027	542	68
2028	127	27
Thereafter	1,120	1
Total lease payments	3,688	1,767
Less: Interest	(872)	(116)
Present value of lease liabilities	$2,816	$1,651

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES

Other information related to leases for the year ended December 31, 2023, 2022, and 2021 were as follows:

	December 31,
	2023	2022	2021
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$581	$987	$707
Operating cash flows for finance leases	$478	$470	$466
Financing cash flows for finance leases	$156	$190	$446